Long-Term Debt and Other Financial Liabilities	6 Months Ended
Jun. 30, 2024
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-Term Debt and Other Financial Liabilities
8.	Long-Term Debt and Other Financial Liabilities:

The amounts in the accompanying unaudited interim condensed consolidated balance sheets are analyzed as follows:

	June 30, 2024	December 31, 2023
Long-term debt and other financial liabilities	231,414	213,711
Less: Deferred financing costs and debt discounts	(4,488)	(2,921)
Total	226,926	210,790
Less - current portion	(44,574)	(31,780)
Long-term portion	182,352	179,010

Details of the Company’s secured credit and other financial liabilities are discussed in Note 8 of the consolidated financial statements for the year ended December 31, 2023, included in the Company’s 2023 Annual Report on Form 20-F filed with the SEC on April 3, 2024, and are supplemented by the below new activities within the period.

Other Financial Liabilities – Sale and Leaseback Transactions

New Sale and Leaseback Activities during the six-month period ended June 30, 2024

AVIC Iconship Sale and Leaseback

On June 4, 2024, the Company entered into a $21,905 sale and leaseback agreement with Hao Cancer Limited (“Hao Cancer”), an affiliate of AVIC International Leasing Co., Ltd. to partially finance the acquisition of the Iconship. The agreement became effective on June 11, 2024, upon the delivery of the vessel to the lessor. Under ASC 842-40, the transaction was accounted for as a financial liability, as control remains with the Company and the Iconship continues to be recorded as an asset on the Company’s balance sheet. The Company sold and chartered back the vessel on a bareboat basis for a five-year period, having a purchase obligation at the end of the fifth year. The charterhire principal amortizes in four quarterly installments of $750 followed by 16 quarterly installments of $463 along with a balloon payment of $11,500 at the expiry of the bareboat charter, bearing an interest rate of 3-month term SOFR plus 2.55% per annum. The installments are paid in advance. The Company has continuous options to repurchase the vessel at any time of the bareboat charter period and at predetermined prices as set forth in the agreement. The Company is required to maintain a corporate leverage ratio (as defined therein), that will not be higher than 75% until maturity. The bareboat charterer is required to maintain a security cover ratio (as defined therein) of at least 120% of the charterhire principal. As of June 30, 2024, the amount outstanding under the AVIC Iconship Sale and Leaseback was $21,155.

AVIC Hellasship Sale and Leaseback

On June 4, 2024, the Company entered into a $19,500 sale and leaseback agreement with Hao Leo Limited (“Hao Leo”), an affiliate of AVIC International Leasing Co., Ltd. to partially refinance the CMBFL Sale and Leaseback, secured by the Hellasship and Patriotship. The agreement became effective on June 28, 2024, upon the delivery of the Hellasship to the lessor. The Company sold and chartered back the vessel on a bareboat basis for a five-year period, having a purchase obligation at the end of the fifth year. Under ASC 842-40, the transaction was accounted for as a financial liability, as control remains with the Company and the Hellaship continues to be recorded as an asset on the Company’s balance sheet. The charterhire principal amortizes in four quarterly installments of $700 followed by 16 quarterly installments of $388 along with a balloon payment of $10,500 at the expiry of the bareboat charter, bearing an interest rate of 3-month term SOFR plus 2.55% per annum. The installments are paid in advance. The Company has continuous options to repurchase the vessel at any time of the bareboat charter period and at predetermined prices as set forth in the agreement. The Company is required to maintain a corporate leverage ratio (as defined therein), that will not be higher than 75% until maturity. The bareboat charterer is required to maintain a security cover ratio (as defined therein) of at least 120% of the charterhire principal. As of June 30, 2024, the amount outstanding under the AVIC Hellasship Sale and Leaseback was $18,800.

AVIC Patriotship Sale and Leaseback

On June 4, 2024, the Company entered into a $16,874 sale and leaseback agreement with Hao Virgo Limited (“Hao Virgo”), an affiliate of AVIC International Leasing Co., Ltd. to partially refinance the CMBFL Sale and Leaseback, secured by the Hellasship and Patriotship. The agreement became effective on June 28, 2024, upon the delivery of the Patriotship to the lessor. The Company sold and chartered back the vessel on a bareboat basis for a five-year period, having a purchase obligation at the end of the fifth year. Under ASC 842-40, the transaction was accounted for as a financial liability, as control remains with the Company and the Patriotship continues to be recorded as an asset on the Company’s balance sheet. The charterhire principal amortizes in four quarterly installments of $600 followed by 16 quarterly installments of $311 along with a balloon payment of $9,500 at the expiry of the bareboat charter, bearing an interest rate of 3-month term SOFR plus 2.55% per annum. The installments are paid in advance. The Company has continuous options to repurchase the vessel at any time of the bareboat charter period and at predetermined prices as set forth in the agreement. The Company is required to maintain a corporate leverage ratio (as defined therein), that will not be higher than 75% until maturity. The bareboat charterer is required to maintain a security cover ratio (as defined therein) of at least 120% of the charterhire principal. As of June 30, 2024, the amount outstanding under the AVIC Patriotship Sale and Leaseback was $16,274.

Sale and Leaseback Activities repaid during the six-month period ended June 30, 2024

CMBFL Sale and Leaseback

On June 28, 2024, the Company exercised its options for the purchase of the Hellasship and Patriotship from CMB Financial Leasing Co., Ltd. (“CMBFL”) and took delivery of the vessels after full settlement of the outstanding balance of approximately $22,320. The CMBFL Sale and Leaseback was refinanced by the AVIC Hellasship Sale and Leaseback and the AVIC Patriotship Sale and Leaseback described above. On that date, as a result of the refinancing, an amount of $649 relating to deferred finance costs and other related expenses was recognized as loss on debt extinguishment according to the debt extinguishment guidance of ASC 470-50 “Debt Modifications and Extinguishments” and was included in “Loss on extinguishment of debt” in the unaudited interim condensed consolidated statements of operations.

All of the Company’s secured facilities (i.e., long-term debt and other financial liabilities) bear either floating interest at SOFR plus a margin or fixed interest.

Certain of the Company’s long-term debt and other financial liabilities contain financial covenants and undertakings requiring the Company to maintain various financial ratios, including:

•	a minimum borrower’s liquidity;
•	a minimum guarantor’s liquidity;
•	a security coverage requirement; and
•	a leverage ratio.

As of June 30, 2024, the Company was in compliance with all covenants relating to its loan facilities as at that date.
As of June 30, 2024, ten of the Company’s owned vessels, having a net carrying value of $262,317, were subject to first and second priority mortgages as collaterals to their long-term debt facilities. In addition, the Company’s seven bareboat chartered vessels, having a net carrying value of $170,615 as of June 30, 2024, have been financed through sale and leaseback agreements. As is typical leaseback agreements the title of ownership is held by the relevant lenders.

The annual principal payments required to be made after June 30, 2024 for all long-term debt and other financial liabilities, are as follows:

Twelve month periods ending June 30,	Amount
2025	46,410
2026	54,520
2027	56,587
2028	29,917
Thereafter	43,980
Total	231,414